Related-Party Transactions (Other Transactions between the Group and Sinopec Group and Its Subsidiaries, Associates and Joint Ventures of the Group) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Additions to right-of-use assets	¥ 27,275	¥ 9,534	¥ 109,238
Interest expense of lease liabilities	1,039	537	887
Interest expense	98,502	94,186	93,440
The group and Sinopec group and subsidiaries associates and joint ventures of the group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	3,191,285	4,285,341	2,034,867
Purchase	4,281,839	7,255,954	4,481,281
Interest expense of lease liabilities	804	271	213
Interest income	2,917	824	2,088
Rental income	14,459	15,394	16,041
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	19,450	36,683	14,870
Purchase	1,870,287	2,830,256	832,617
Insurance premiums expenses	109,597	108,850	107,495
Additions to right-of-use assets	20,023	1,388	2,267
Interest expense of lease liabilities	787	247	205
Construction and installation cost	812,516	785,216	233,591
Rental income	427	464	464
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	3,171,835	4,248,658	2,019,997
Purchase	2,411,552	4,425,698	3,648,664
Rental income	14,032	14,930	15,577
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Interest expense of lease liabilities	17	24	8
Interest income	2,704	0	0
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Interest income	213	824	2,088
Interest expense	7,665	2,835	0
Long-term borrowings	¥ 0	¥ 700,000	¥ 0